Consolidated Balance Sheets (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 2,552	$ 1,780
Restricted cash	502	339
Short-term investments	1,730	1,648
Accounts receivable, net of allowance for doubtful accounts of $307 and $289, respectively	2,316	2,078
Inventory	562	479
Receivable from affiliates	27	24
Deferred income taxes - current	306	210
Prepaid expenses	225	152
Other current assets	1,056	1,534
Current assets of discontinued and held for sale businesses	170	543
Total current assets	9,446	8,787
Property, Plant and Equipment:
Land	1,126	1,100
Electric generation, distribution assets and other	28,172	25,972
Accumulated depreciation	(9,145)	(8,576)
Construction in progress	4,459	4,593
Property, plant and equipment, net	24,612	23,089
Other Assets:
Deferred financing costs, net of accumulated amortization of $287 and $286, respectively	375	376
Investments in and advances to affiliates	1,320	1,157
Debt service reserves and other deposits	653	557
Goodwill	1,271	1,299
Other intangible assets, net of accumulated amortization of $157 and $140, respectively	511	333
Deferred income taxes - noncurrent	646	586
Other	1,589	1,523
Noncurrent assets of discontinued and held for sale businesses	88	1,828
Total other assets	6,453	7,659
TOTAL ASSETS	40,511	39,535
CURRENT LIABILITIES
Accounts payable	2,053	1,826
Accrued interest	257	260
Accrued and other liabilities	2,662	2,296
Non-recourse debt - current, including $1,150 related to variable interest entities at December 31, 2010	2,567	1,707
Recourse debt - current	463	214
Current liabilities of discontinued and held for sale businesses	63	318
Total current liabilities	8,065	6,621
LONG-TERM LIABILITIES
Non-recourse debt - noncurrent, including $2,201 related to variable interest entities at December 31, 2010	12,372	12,121
Recourse debt - noncurrent	4,149	5,301
Deferred income taxes - noncurrent	895	1,090
Pension and other post-retirement liabilities	1,512	1,317
Other long-term liabilities	2,814	3,095
Long-term liabilities of discontinued and held for sale businesses	231	1,050
Total long-term liabilities	21,973	23,974
Cumulative preferred stock of subsidiary	60	60
THE AES CORPORATION STOCKHOLDERS' EQUITY
Common stock ($0.01 par value, 1,200,000,000 shares authorized; 804,894,313 issued and 787,607,240 outstanding at December 31, 2010 and 677,214,493 issued and 667,679,913 outstanding at December 31, 2009)	8	7
Additional paid-in capital	8,444	6,868
Retained earnings	620	650
Accumulated other comprehensive income (loss)	(2,383)	(2,724)
Treasury stock, at cost (17,287,073 and 9,534,580 shares at December 31, 2010 and 2009, respectively)	(216)	(126)
Total The AES Corporation stockholders' equity	6,473	4,675
NONCONTROLLING INTERESTS	3,940	4,205
Total equity	10,413	8,880
TOTAL LIABILITIES AND EQUITY	$ 40,511	$ 39,535